Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Cash Flows From Operating Activities
Net earnings	$ 1,640,229	$ 1,370,394
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, Depletion and Amortization	1,254,541	1,323,276
Decrease in deferred income tax	(126,898)	(205,590)
(Loss) gain on disposition of assets-net	$ 3,854	(8,820)
Gain on sale of available-for-sale securities		(281)
Changes in assets and liabilities
Increase in inventories	$ (32,534)	(1,176)
Decrease (increase) in prepaid and other	122,204	(46,825)
Decrease (increase) in income taxes refundable	$ 261,547	(254,727)
Decrease in income taxes payable		(151,227)
Decrease in other long-term assets	$ 13,700	4,300
Increase (decrease) in accounts payable	27,944	(12,945)
(Decrease) increase in accrued expenses	(89,344)	45,453
Decrease in other current liabilities	(17,235)	(3,216)
Decrease in long-term deferred compensation	(5,191)	(5,106)
Net cash provided by operating activities	3,052,817	2,053,510
Cash Flows From Investing Activities
Expenditures for land, building and equipment	(796,622)	(260,794)
Sale of assets	7,900	38,700
Net sales (purchases) and maturities of short-term investments	1,319,597	(503,511)
Purchases of marketable securities	$ (112,603)	(493,419)
Proceeds from sale of marketable securities		5,296
Increase in cash surrender value	$ (29,670)	(29,205)
Net cash provided by (used in) investing activities	388,602	(1,242,933)
Cash Flows From Financing Activities
Payment of cash dividends	(3,509,460)	$ (3,406,243)
Repayment of stock loan	4,294
Net cash used in financing activities	(3,505,166)	$ (3,406,243)
Net Decrease in Cash and Equivalents	(63,747)	(2,595,666)
Cash and Equivalents, Beginning of period	842,114	3,437,780
Cash and Equivalents, End of period	778,367	842,114
Supplemental Disclosures of Cash Flow Information
Income taxes	$ 633,000	$ 1,044,000